Operating Expense - Summary of Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Changes in inventories of finished goods and work in progress	$ 568	$ (259)	$ 729
Raw materials and consumables used	(9,650)	(3,843)	(3,180)
Employee benefit expenses	(53,802)	(36,732)	(27,237)
Social charges	(8,373)	(6,983)	(4,218)
COVID—salaries reimbursement		1,129
Research tax credit	1,597	763	447
Share-based compensation	(8,514)	(1,359)	(717)
Depreciation	(2,517)	(1,758)	(1,546)
Amortization	(1,092)	(632)	(367)
Professional fees	(11,318)	(5,371)	(5,357)
Office expenses	(5,333)	(2,006)	(2,774)
Travel	(1,576)	(1,361)	(4,416)
Marketing		(972)	(1,761)
Licenses	(2,021)	(1,647)	(996)
Less: capitalized software development costs ("Note 17 - Intangible assets”)	3,858	2,436
Other expense	(13,874)	(7,099)	(6,240)
Total	$ (112,047)	$ (65,694)	$ (57,633)